Accounts Receivable, Net	6 Months Ended
Sep. 30, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
ACCOUNTS RECEIVABLE, NET

Note 6 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consist of the following:

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	S$	S$	US$
Accounts receivable – third parties	12,656,589	14,209,172	11,014,862
Less: Allowance for credit losses – third parties	(1,109,571)	(983,746)	(762,594)
Accounts receivable, net	11,547,018	13,225,426	10,252,268

As at the end of each reporting period, the aging analysis of accounts receivable, net of allowance for expected credit losses, based on due date is as follows:

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	S$	S$	US$
Within 30 days	6,767,079	4,304,410	3,336,752
Between 31 and 60 days	1,354,777	3,041,016	2,357,377
Between 61 and 90 days	1,260,919	1,922,850	1,490,581
Between 91 and 120 days	649,852	1,437,306	1,114,191
Over 120 days	1,514,391	2,519,844	1,953,367
Total accounts receivable, net	11,547,018	13,225,426	10,252,268

Movements of allowance for credit losses — third parties are as follows:

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	S$	S$	US$
Allowance for expected credit losses, beginning	751,145	1,109,571	860,133
Additions/(Reversal)	358,426	(125,825)	(97,539)
Allowance for expected credit losses, ending	1,109,571	983,746	762,594